BORROWINGS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 0	$ 458	$ 509
Term Loan Agreement with Investor
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate				8.00%
Nominal amount				$ 6,000
Transaction costs directly attributable to issuance				$ 66
Interest paid		$ 458	$ 509